Note 7 - Mortgage Servicing Rights, Net (Tables)	12 Months Ended
Dec. 31, 2014
Transfers and Servicing [Abstract]
Servicing Liability at Amortized Cost [Table Text Block]
(Dollars in thousands)	2014	2013
Mortgage servicing rights:
Balance, beginning of year	$1,708	1,732
Originations	316	568
Amortization	(517)	(592)
Balance, end of year	1,507	1,708
Valuation reserve	0	0
Mortgage servicing rights, net	$1,507	1,708
Fair value of mortgage servicing rights	$2,562	2,801

Summary of Risk Characteristics of Loans Being Serviced [Table Text Block]

(Dollars in thousands)	Loan Principal Balance	Weighted Average Interest Rate	Weighted Average Remaining Term (months)	Number of Loans
Original term:
30 year fixed rate	$205,032	4.30%	299	1,758
15 year fixed rate	110,912	3.33	140	1,256
Adjustable rate	181	3.96	318	3

Schedule of Finite-Lived Intangible Assets [Table Text Block]
	Gross		Unamortized
	Carrying	Accumulated	Mortgage
(Dollars in thousands)	Amount	Amortization	Servicing Rights
December 31, 2014
Mortgage servicing rights	$3,600	(2,093)	1,507

December 31, 2013
Mortgage servicing rights	$3,638	(1,930)	1,708

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Mortgage
(Dollars in thousands)	Servicing
Year ended December 31,	Rights
2015	$425
2016	382
2017	297
2018	199
2019	132
Thereafter	72
$1,507